INTANGIBLE ASSETS (Details1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,400,000	$ 1,400,000
2014	1,400,000	1,400,000
2015	1,400,000	1,400,000
2016	739,000	921,000
2017 and thereafter	3,406,000	3,909,000
Finite Lived Intangible Assets Amortization Expenses	$ 8,345,000	$ 9,030,000